Condensed Consolidated Statements of Cash Flows - USD ($)	1 Months Ended	3 Months Ended
	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
CASH FLOW FROM OPERATING ACTIVITIES:
Net income		$ 27,639,000	$ 36,537,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		12,410,000	13,134,000
Amortization of debt discount, premium and issuance costs		777,000	771,000
Gain on insurance recoverables		0	(129,000)
Other		(407,000)	41,000
Changes in assets and liabilities:
Trade and other receivables, net		(2,319,000)	(13,849,000)
Accounts receivable from related parties		(769,000)	(1,057,000)
Insurance recoverable		0	206,000
Inventories		(915,000)	(221,000)
Prepayments and other assets		(9,273,000)	3,088,000
Trade and other payables		(11,647,000)	(14,657,000)
Accounts payable to related parties		354,000	800,000
Income tax payable		9,323,000	(4,358,000)
Deferred consideration		(26,000)	161,000
Other liabilities		588,000	166,000
Net cash provided by operating activities		25,735,000	20,633,000
INVESTING ACTIVITIES:
Purchase of property, plant and equipment		(3,175,000)	(2,010,000)
Purchase of intangibles		(10,000)	(108,000)
Proceeds from disposal of property, plant and equipment		4,000	0
Net cash used in investing activities		(3,181,000)	(2,118,000)
FINANCING ACTIVITIES:
Repayment of deferred consideration		(630,000)	(625,000)
Repayments of debt		(938,000)	(938,000)
Recapitalization transaction		79,658,000	0
Repayments of borrowings on revolving credit facility		0	(15,000,000)
Net cash provided by (used in) financing activities		78,090,000	(16,563,000)
INCREASE IN CASH AND CASH EQUIVALENTS		100,644,000	1,952,000
CASH AND CASH EQUIVALENTS, BEGINNING OF THE PERIOD		33,512,000	35,460,000
CASH AND CASH EQUIVALENTS, END OF THE PERIOD	$ 33,512,000	134,156,000	37,412,000
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of interest capitalized		22,777,000	21,292,000
Cash paid for income taxes		6,045,000	6,337,000
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Capital expenditures incurred but not yet paid		527,000	350,000
Non-cash PIK Dividends		7,922,000	10,684,000
Purchase of cumulative redeemable preferred shares		(239,492,000)	0
Settlement of accrued dividends of cumulative redeemable preferred shares		(114,381,000)	$ 0
Porto Holdco B.V.
CASH FLOW FROM OPERATING ACTIVITIES:
Net income	(670,022)
Changes in assets and liabilities:
Accrued professional fees and other expenses	670,022
Interest on investments held in Trust Account	0
Net cash provided by operating activities	0
FINANCING ACTIVITIES:
INCREASE IN CASH AND CASH EQUIVALENTS	0
CASH AND CASH EQUIVALENTS, BEGINNING OF THE PERIOD	0	$ 0
CASH AND CASH EQUIVALENTS, END OF THE PERIOD	0
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Due from shareholder for the issuance of 100 shares	$ 11